Shareholder Fees ((Money Market Funds - Select), WF Heritage Money Market Fund, Select Class)	0 Months Ended
Jun. 01, 2011
(Money Market Funds - Select) | WF Heritage Money Market Fund | Select Class
Shareholder Fees:
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of offering price)	none